UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2019

Item 1. Schedule of Investments.

NYSE® Pickens Oil Response™ ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Energy - 43.3% ♦
819	Anadarko Petroleum Corporation	$37,248
4,410	Antero Resources Corporation (a)	38,940
1,057	Apache Corporation	36,636
1,309	Baker Hughes, a GE Company - Class A	36,285
3,955	Centennial Resource Development, Inc. - Class A (a)	34,764
504	Cheniere Energy, Inc. (a)	34,453
12,432	Chesapeake Energy Corporation (a)	38,539
287	Chevron Corporation	35,353
504	Cimarex Energy Company	35,230
350	Concho Resources, Inc.	38,836
539	ConocoPhillips	35,973
875	Continental Resources, Inc. (a)	39,174
525	Core Laboratories NV	36,188
1,015	Delek US Holdings, Inc.	36,966
1,225	Devon Energy Corporation	38,661
350	Diamondback Energy, Inc.	35,535
399	EOG Resources, Inc.	37,977
441	Exxon Mobil Corporation	35,633
1,274	Halliburton Company	37,328
637	Helmerich & Payne, Inc.	35,392
623	Hess Corporation	37,523
693	HollyFrontier Corporation	34,144
1,799	Kinder Morgan, Inc.	35,998
2,107	Marathon Oil Corporation	35,208
595	Marathon Petroleum Corporation	35,611
1,176	Murphy Oil Corporation	34,457
1,323	National Oilwell Varco, Inc.	35,245
1,582	Noble Energy, Inc. - Class A	39,123
6,335	Oasis Petroleum, Inc. (a)	38,263
553	Occidental Petroleum Corporation	36,609
525	ONEOK, Inc.	36,666
1,946	Parsley Energy, Inc. - Class A (a)	37,558
2,618	Patterson-UTI Energy, Inc.	36,704
1,169	PBF Energy, Inc. - Class A	36,403
903	PDC Energy, Inc. (a)	36,734
371	Phillips 66	35,308
259	Pioneer Natural Resources Company	39,441
3,381	Range Resources Corporation	38,002
833	Schlumberger, Ltd.	36,294
882	Targa Resources Corporation	36,647
1,652	TechnipFMC plc	38,855
3,906	Transocean, Ltd. (a)	34,021
420	Valero Energy Corporation	35,629
1,491	Whiting Petroleum Corporation (a)	38,975
1,281	Williams Companies, Inc.	36,790
2,982	WPX Energy, Inc. (a)	39,094
		1,690,413

	Healthcare - 1.9%
378	PerkinElmer, Inc.	36,424
140	Thermo Fisher Scientific, Inc.	38,321
		74,745
	Industrials - 40.4% ♦
168	3M Company	34,907
1,176	AECOM (a)	34,892
805	AerCap Holdings NV (a)	37,465
378	Amphenol Corporation - Class A	35,698
98	Boeing Company	37,379
266	Caterpillar, Inc.	36,040
3,353	CNH Industrial NV	34,201
434	Crane Company	36,725
483	CSX Corporation	36,138
217	Cummins, Inc.	34,258
721	Donaldson Company, Inc.	36,093
392	Dover Corporation	36,770
434	Eaton Corporation plc	34,963
490	EMCOR Group, Inc.	35,809
532	Emerson Electric Company	36,426
798	Flowserve Corporation	36,022
952	Fluor Corporation	35,034
1,309	Gardner Denver Holdings, Inc. (a)	36,403
420	Genesee & Wyoming, Inc. - Class A (a)	36,599
735	Graco, Inc.	36,397
812	HD Supply Holdings, Inc. (a)	35,200
231	Honeywell International, Inc.	36,710
301	Hubbell, Inc.	35,512
238	IDEX Corporation	36,114
476	Jacobs Engineering Group, Inc.	35,790
343	JB Hunt Transport Services, Inc.	34,742
308	Kansas City Southern	35,722
420	Keysight Technologies, Inc. (a)	36,624
483	Kirby Corporation (a)	36,278
322	Landstar System, Inc.	35,224
4,221	McDermott International, Inc. (a)	31,404
434	MSC Industrial Direct Company, Inc. - Class A	35,896
266	Nordson Corporation	35,250
203	Norfolk Southern Corporation	37,939
245	Old Dominion Freight Line, Inc.	35,376
210	Parker-Hannifin Corporation	36,040
112	Roper Technologies, Inc.	38,301
154	Teledyne Technologies, Inc. (a)	36,500
686	Textron, Inc.	34,753
217	Union Pacific Corporation	36,282
280	United Rentals, Inc. (a)	31,990
490	Wabtec Corporation	36,123
728	XPO Logistics, Inc. (a)	39,123
455	Xylem, Inc.	35,963
		1,577,075

		Materials - 13.4%
196		Air Products & Chemicals, Inc.	37,428
854		CF Industries Holdings, Inc.	34,912
434		Eastman Chemical Company	32,932
448		FMC Corporation	34,415
2,814		Freeport-McMoRan, Inc.	36,272
1,477		Huntsman Corporation	33,218
210		Linde plc	36,945
399		LyondellBasell Industries NV - Class A	33,548
1,239		Mosaic Company	33,837
602		Nucor Corporation	35,127
931		Southern Copper Corporation	36,942
973		Steel Dynamics, Inc.	34,318
1,722		United States Steel Corporation	33,562
1,575		Univar, Inc. (a)	34,902
518		Westlake Chemical Corporation	35,151
			523,509
		Technology - 0.9%
651		First Solar, Inc. (a)	34,399
		TOTAL COMMON STOCKS (Cost $3,798,442)	3,900,141

		SHORT-TERM INVESTMENTS - 0.1%
6,446		Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.34% *	6,446
		TOTAL SHORT-TERM INVESTMENTS (Cost $6,446)	6,446
		TOTAL INVESTMENTS - 100.0% (Cost $3,804,888)	3,906,587
		Other Assets in Excess of Liabilities - 0.0% +	145
		NET ASSETS - 100.0%	$3,906,732

	Percentages are stated as a percent of net assets.

	♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(a)	Non-income producing security.
	*	Rate shown is the annualized seven-day yield as of March 31, 2019.
	+	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,900,141	$-	$-	$3,900,141
Short-Term Investments	6,446	-	-	6,446
Total Investments in Securities	$3,906,587	$-	$-	$3,906,587

^See Schedule of investments for breakout of investments by sector classification.
For the period ended March 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ETF Series Solutions

By (Signature and Title)        /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date         5/8/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Kristina R. Nelson
 Kristina R. Nelson, President (principal executive officer)

Date         5/8/19

By (Signature and Title)*      /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date         5/8/19

* Print the name and title of each signing officer under his or her signature.